Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
May 31, 2025
T12-NPRT3-0725
1.9862233.110
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	144,638	145,728
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	143,280	145,447
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	274,620	277,137
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	163,180	166,150
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	201,985	197,149
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	210,940	207,152
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	338,300	332,022
TOTAL UNITED STATES		1,470,785
TOTAL ASSET-BACKED SECURITIES (Cost $1,474,764)		1,470,785

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 2.25% 3/11/2030 (Cost $399,676)	400,000	353,623

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d) (Cost $99,754)	100,000	99,624

Non-Convertible Corporate Bonds - 89.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	370,000	337,968
Westpac Banking Corp 5.405% 8/10/2033 (d)	280,000	279,449
Westpac Banking Corp 5.618% 11/20/2035 (d)	120,000	119,124

TOTAL AUSTRALIA		736,541
BELGIUM - 0.6%
Financials - 0.6%
Banks - 0.6%
KBC Group NV 4.932% 10/16/2030 (b)(d)	882,000	885,031
KBC Group NV 6.324% 9/21/2034 (b)(d)	550,000	580,911

TOTAL BELGIUM		1,465,942
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Vale Overseas Ltd 3.75% 7/8/2030	200,000	186,846
Vale Overseas Ltd 6.4% 6/28/2054	790,000	752,301

TOTAL BRAZIL		939,147
CANADA - 3.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 3.8% 3/15/2032	449,000	411,197
Rogers Communications Inc 4.3% 2/15/2048	100,000	78,319
Rogers Communications Inc 4.55% 3/15/2052	224,000	175,703
		665,219
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	499,000	461,384
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd 4.95% 6/1/2047	134,000	109,120
Canadian Natural Resources Ltd 5.4% 12/15/2034 (b)	840,000	816,054
Canadian Natural Resources Ltd 6.25% 3/15/2038	450,000	451,647
Cenovus Energy Inc 2.65% 1/15/2032	539,000	457,019
Cenovus Energy Inc 3.75% 2/15/2052	350,000	228,266
Cenovus Energy Inc 5.4% 6/15/2047	172,000	148,006
Cenovus Energy Inc 6.75% 11/15/2039	33,000	34,759
Enbridge Inc 6.2% 11/15/2030	360,000	381,206
Enbridge Inc 7.2% 6/27/2054 (d)	350,000	351,610
Suncor Energy Inc 6.85% 6/1/2039	166,000	177,155
		3,154,842
Financials - 1.0%
Insurance - 1.0%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	293,000	251,576
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	20,000	18,270
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	315,000	316,609
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	612,000	621,769
Fairfax Financial Holdings Ltd 6% 12/7/2033	540,000	555,171
Fairfax Financial Holdings Ltd 6% 12/7/2033 (b)	60,000	61,686
Intact Financial Corp 5.459% 9/22/2032 (b)	567,000	566,806
		2,391,887
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
Emera US Finance LP 2.639% 6/15/2031	330,000	284,148
Emera US Finance LP 3.55% 6/15/2026	1,121,000	1,106,105
Emera US Finance LP 4.75% 6/15/2046	426,000	343,786
		1,734,039
TOTAL CANADA		8,407,371
FRANCE - 1.0%
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 1.904% 9/30/2028 (b)(d)	870,000	813,036
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	510,000	492,275
BPCE SA 2.277% 1/20/2032 (b)(d)	570,000	483,971
Credit Agricole SA 2.811% 1/11/2041 (b)	408,000	273,288
Societe Generale SA 3% 1/22/2030 (b)	555,000	509,711

TOTAL FRANCE		2,572,281
GERMANY - 1.5%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	780,000	772,272
Financials - 0.4%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	566,000	499,735
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(d)	400,000	391,470
TOTAL FINANCIALS		891,205

Health Care - 0.9%
Pharmaceuticals - 0.9%
Bayer US Finance LLC 6.25% 1/21/2029 (b)	410,000	426,278
Bayer US Finance LLC 6.875% 11/21/2053 (b)	1,730,000	1,750,283
		2,176,561
TOTAL GERMANY		3,840,038
IRELAND - 3.1%
Financials - 1.1%
Consumer Finance - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	150,000	145,379
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	151,000	142,539
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	161,000	142,961
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	773,000	665,598
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	470,000	365,839
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	900,000	893,056
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	500,000	479,860
		2,835,232
Industrials - 1.6%
Transportation Infrastructure - 1.6%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	219,000	206,424
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	1,295,000	1,285,540
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	600,000	597,859
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	312,000	312,395
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	600,000	610,899
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	809,000	837,467
		3,850,584
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	650,000	650,806
Smurfit Westrock Financing DAC 5.418% 1/15/2035	427,000	425,167
		1,075,973
TOTAL IRELAND		7,761,789
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	201,788
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	201,990

TOTAL ISRAEL		403,778
ITALY - 0.6%
Financials - 0.4%
Banks - 0.4%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	200,000	200,455
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	400,000	441,670
UniCredit SpA 1.982% 6/3/2027 (b)(d)	355,000	344,734
		986,859
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	539,000	539,712
TOTAL ITALY		1,526,571
JAPAN - 0.4%
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.21% 6/15/2030 (b)	500,000	510,268
Japan Tobacco Inc 5.856% 6/15/2035 (b)	500,000	515,531

TOTAL JAPAN		1,025,799
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 5.35% 2/12/2028	394,000	371,936
Petroleos Mexicanos 6.49% 1/23/2027	85,000	83,512
Petroleos Mexicanos 6.5% 3/13/2027	280,000	274,840

TOTAL MEXICO		730,288
NETHERLANDS - 1.0%
Consumer Staples - 0.2%
Food Products - 0.2%
Viterra Finance BV 4.9% 4/21/2027 (b)	570,000	569,858
Financials - 0.8%
Banks - 0.8%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	1,200,000	1,202,598
Cooperatieve Rabobank UA 3.75% 7/21/2026	700,000	692,836
		1,895,434
TOTAL NETHERLANDS		2,465,292
SPAIN - 0.9%
Financials - 0.7%
Banks - 0.7%
Banco Santander SA 2.749% 12/3/2030	420,000	369,590
CaixaBank SA 5.673% 3/15/2030 (b)(d)	550,000	564,876
CaixaBank SA 6.037% 6/15/2035 (b)(d)	750,000	772,934
		1,707,400
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	550,000	526,482
TOTAL SPAIN		2,233,882
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG 3.091% 5/14/2032 (b)(d)	725,000	649,015
UBS Group AG 3.126% 8/13/2030 (b)(d)	500,000	467,217
UBS Group AG 3.869% 1/12/2029 (b)(d)	200,000	195,768
UBS Group AG 4.194% 4/1/2031 (b)(d)	580,000	562,076
UBS Group AG 9.016% 11/15/2033 (b)(d)	300,000	366,417

TOTAL SWITZERLAND		2,240,493
UNITED KINGDOM - 4.4%
Consumer Staples - 0.9%
Tobacco - 0.9%
BAT Capital Corp 2.726% 3/25/2031	2,180,000	1,937,713
BAT Capital Corp 5.834% 2/20/2031	184,000	191,708
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	210,000	215,461
		2,344,882
Financials - 3.1%
Banks - 3.1%
Barclays PLC 2.645% 6/24/2031 (d)	550,000	490,641
Barclays PLC 2.894% 11/24/2032 (d)	300,000	261,036
Barclays PLC 4.836% 5/9/2028	415,000	415,740
Barclays PLC 5.088% 6/20/2030 (d)	200,000	199,229
Barclays PLC 5.367% 2/25/2031 (d)	600,000	605,189
Barclays PLC 5.785% 2/25/2036 (d)	600,000	601,317
Barclays PLC 6.224% 5/9/2034 (d)	550,000	574,202
HSBC Holdings PLC 2.357% 8/18/2031 (d)	570,000	499,607
HSBC Holdings PLC 2.848% 6/4/2031 (d)	1,900,000	1,712,956
HSBC Holdings PLC 4.041% 3/13/2028 (d)	225,000	222,348
HSBC Holdings PLC 6.332% 3/9/2044 (d)	450,000	472,243
HSBC Holdings PLC 7.39% 11/3/2028 (d)	225,000	237,942
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	350,000	397,839
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	418,000	417,658
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	408,000	414,619
Standard Chartered PLC 6.228% 1/21/2036 (b)(d)	90,000	93,301
		7,615,867
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC 6.45% 9/15/2037	176,000	194,311
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 1.9% 2/15/2031 (b)	425,000	364,139
BAE Systems PLC 5.3% 3/26/2034 (b)	300,000	302,906
		667,045
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	166,059	148,211
TOTAL INDUSTRIALS		815,256

TOTAL UNITED KINGDOM		10,970,316
UNITED STATES - 70.5%
Communication Services - 3.8%
Diversified Telecommunication Services - 1.2%
AT&T Inc 3.55% 9/15/2055	762,000	503,745
AT&T Inc 3.65% 9/15/2059	775,000	509,237
AT&T Inc 4.3% 2/15/2030	412,000	407,659
AT&T Inc 4.5% 5/15/2035	233,000	219,179
Verizon Communications Inc 2.55% 3/21/2031	312,000	276,337
Verizon Communications Inc 3.7% 3/22/2061	1,155,000	778,145
Verizon Communications Inc 4.4% 11/1/2034	322,000	301,557
		2,995,859
Media - 1.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	443,000	415,379
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	228,000	146,767
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,498,000	1,479,122
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	980,000	660,183
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	338,000	283,930
Comcast Corp 2.937% 11/1/2056	235,000	134,373
Comcast Corp 5.5% 5/15/2064	300,000	272,758
Time Warner Cable LLC 4.5% 9/15/2042	273,000	210,090
Time Warner Cable LLC 5.875% 11/15/2040	354,000	331,058
Time Warner Cable LLC 7.3% 7/1/2038	438,000	466,759
Warnermedia Holdings Inc 3.755% 3/15/2027	252,000	244,281
		4,644,700
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 2.4% 3/15/2029	242,000	223,735
T-Mobile USA Inc 2.7% 3/15/2032	1,940,000	1,685,953
		1,909,688
TOTAL COMMUNICATION SERVICES		9,550,247

Consumer Discretionary - 3.1%
Automobiles - 1.5%
Ford Motor Co 3.25% 2/12/2032	750,000	618,905
Ford Motor Co 6.1% 8/19/2032	600,000	586,051
General Motors Co 5.4% 4/1/2048	500,000	420,758
General Motors Co 5.95% 4/1/2049	416,000	375,403
General Motors Financial Co Inc 3.1% 1/12/2032	400,000	344,762
General Motors Financial Co Inc 3.6% 6/21/2030	920,000	847,749
Stellantis Finance US Inc 5.75% 3/18/2030 (b)	614,000	615,436
		3,809,064
Distributors - 0.1%
Genuine Parts Co 2.75% 2/1/2032	330,000	283,407
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	510,000	518,154
Specialty Retail - 1.3%
Advance Auto Parts Inc 1.75% 10/1/2027	338,000	311,581
AutoNation Inc 3.85% 3/1/2032	1,580,000	1,427,675
Lowe's Cos Inc 4.25% 4/1/2052	180,000	136,574
Lowe's Cos Inc 5.15% 7/1/2033	1,050,000	1,057,157
Lowe's Cos Inc 5.625% 4/15/2053	250,000	234,432
		3,167,419
TOTAL CONSUMER DISCRETIONARY		7,778,044

Consumer Staples - 1.5%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	363,000	332,446
Consumer Staples Distribution & Retail - 0.4%
Dollar Tree Inc 4.2% 5/15/2028	230,000	226,246
Mars Inc 4.8% 3/1/2030 (b)	168,000	169,037
Mars Inc 5% 3/1/2032 (b)	126,000	126,424
Mars Inc 5.2% 3/1/2035 (b)	195,000	194,269
Mars Inc 5.65% 5/1/2045 (b)	102,000	100,065
Mars Inc 5.7% 5/1/2055 (b)	203,000	196,930
Mars Inc 5.8% 5/1/2065 (b)	25,000	24,255
		1,037,226
Food Products - 0.1%
McCormick & Co Inc/MD 1.85% 2/15/2031	261,000	221,955
Smithfield Foods Inc 3% 10/15/2030 (b)	135,000	120,274
		342,229
Tobacco - 0.9%
Philip Morris International Inc 5.75% 11/17/2032	2,001,000	2,095,116
TOTAL CONSUMER STAPLES		3,807,017

Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	560,000	549,168
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	560,000	501,040
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	714,000	741,842
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)	470,000	437,363
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	64,000	65,876
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	19,000	19,089
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	34,000	34,170
DCP Midstream Operating LP 5.125% 5/15/2029	715,000	721,327
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	236,000	166,705
Energy Transfer LP 5% 5/15/2050	450,000	363,762
Energy Transfer LP 5.4% 10/1/2047	316,000	272,456
Energy Transfer LP 5.8% 6/15/2038	123,000	120,431
Energy Transfer LP 6% 6/15/2048	257,000	238,631
Energy Transfer LP 6.55% 12/1/2033	510,000	541,691
Enterprise Products Operating LLC 4.9% 5/15/2046	183,000	159,867
EQT Corp 5.75% 2/1/2034	1,025,000	1,031,840
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)(f)	877,000	882,479
Hess Corp 4.3% 4/1/2027	354,000	352,580
Hess Corp 5.6% 2/15/2041	410,000	397,420
Hess Corp 5.8% 4/1/2047	240,000	231,339
Hess Corp 6% 1/15/2040	405,000	416,226
Occidental Petroleum Corp 5.2% 8/1/2029	161,000	159,930
Occidental Petroleum Corp 5.375% 1/1/2032	654,000	631,301
Occidental Petroleum Corp 5.55% 10/1/2034	149,000	140,837
ONEOK Inc 5.65% 9/1/2034	1,076,000	1,068,772
Ovintiv Inc 7.2% 11/1/2031	270,000	286,671
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	280,000	264,397
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	480,000	396,839
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	1,100,000	1,091,655
Targa Resources Corp 5.5% 2/15/2035	686,000	671,136
Targa Resources Corp 5.55% 8/15/2035	600,000	588,330
Targa Resources Corp 6.15% 3/1/2029	90,000	93,937
Western Gas Partners LP 4.05% 2/1/2030 (e)	2,394,000	2,275,819
Western Gas Partners LP 5.3% 3/1/2048	360,000	290,703
Williams Cos Inc/The 4.65% 8/15/2032	1,463,000	1,415,887
Williams Cos Inc/The 5.3% 8/15/2052	57,000	50,424
Williams Cos Inc/The 5.75% 6/24/2044	360,000	342,565
		18,014,505
Financials - 26.0%
Banks - 11.1%
Bank of America Corp 2.676% 6/19/2041 (d)	619,000	431,614
Bank of America Corp 2.884% 10/22/2030 (d)	287,000	265,887
Bank of America Corp 3.194% 7/23/2030 (d)	495,000	466,319
Bank of America Corp 4.571% 4/27/2033 (d)	2,500,000	2,424,909
Bank of America Corp 5.015% 7/22/2033 (d)	640,000	637,776
Bank of America Corp 5.468% 1/23/2035 (d)	800,000	808,367
Bank of America Corp 5.872% 9/15/2034 (d)	960,000	997,544
Citigroup Inc 2.572% 6/3/2031 (d)	196,000	175,576
Citigroup Inc 2.666% 1/29/2031 (d)	307,000	278,032
Citigroup Inc 4.91% 5/24/2033 (d)	295,000	290,002
Citigroup Inc 6.174% 5/25/2034 (d)	541,000	554,369
Citigroup Inc 6.27% 11/17/2033 (d)	550,000	583,512
Citizens Financial Group Inc 2.638% 9/30/2032	337,000	276,122
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	400,000	400,417
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	1,204,000	1,229,116
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	587,000	622,373
Fifth Third Bancorp 8.25% 3/1/2038	245,000	286,117
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	991,000	821,506
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	240,000	250,169
JPMorgan Chase & Co 2.522% 4/22/2031 (d)	456,000	411,512
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	467,000	425,208
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	791,000	786,316
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	890,000	882,019
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	897,000	870,413
JPMorgan Chase & Co 4.95% 6/1/2045	204,000	184,343
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	90,000	91,397
JPMorgan Chase & Co 5.294% 7/22/2035 (d)	480,000	479,082
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,240,000	2,303,367
JPMorgan Chase & Co 6.254% 10/23/2034 (d)	440,000	470,505
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	500,000	508,060
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (d)	750,000	748,542
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	500,000	503,327
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	400,000	411,581
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)	890,000	975,811
Santander Holdings USA Inc 6.565% 6/12/2029 (d)	60,000	62,264
Truist Financial Corp 1.95% 6/5/2030	150,000	131,109
Truist Financial Corp 5.711% 1/24/2035 (d)	900,000	914,504
Wells Fargo & Co 4.478% 4/4/2031 (d)	432,000	424,785
Wells Fargo & Co 4.65% 11/4/2044	1,464,000	1,217,438
Wells Fargo & Co 5.244% 1/24/2031 (d)	346,000	351,152
Wells Fargo & Co 5.389% 4/24/2034 (d)	1,300,000	1,305,557
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,300,000	1,307,377
		27,565,396
Capital Markets - 5.7%
Ares Capital Corp 2.15% 7/15/2026	335,000	324,699
Ares Strategic Income Fund 5.6% 2/15/2030	600,000	589,611
Ares Strategic Income Fund 5.7% 3/15/2028	632,000	633,047
Ares Strategic Income Fund 6.2% 3/21/2032	240,000	237,868
Ares Strategic Income Fund 6.35% 8/15/2029	560,000	567,643
Athene Global Funding 1.985% 8/19/2028 (b)	380,000	347,555
Athene Global Funding 2.5% 3/24/2028 (b)	340,000	319,509
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	348,000	234,416
Blackstone Private Credit Fund 6% 1/29/2032	600,000	599,397
GA Global Funding Trust 5.4% 1/13/2030 (b)	427,000	434,063
GA Global Funding Trust 5.9% 1/13/2035 (b)	600,000	599,778
HPS Corporate Lending Fund 5.45% 1/14/2028	465,000	464,913
HPS Corporate Lending Fund 5.95% 4/14/2032	600,000	591,376
HPS Corporate Lending Fund 6.75% 1/30/2029	761,000	785,996
Morgan Stanley 1.794% 2/13/2032 (d)	434,000	365,503
Morgan Stanley 2.239% 7/21/2032 (d)	1,750,000	1,490,329
Morgan Stanley 2.699% 1/22/2031 (d)	286,000	260,903
Morgan Stanley 4.431% 1/23/2030 (d)	410,000	406,596
Morgan Stanley 4.654% 10/18/2030 (d)	1,200,000	1,191,997
Morgan Stanley 5.23% 1/15/2031 (d)	500,000	507,387
Morgan Stanley 5.32% 7/19/2035 (d)	800,000	794,784
Nuveen LLC 5.55% 1/15/2030 (b)	110,000	113,581
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,170,000	1,183,815
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	527,000	533,417
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	600,000	597,619
		14,175,802
Consumer Finance - 1.3%
Ally Financial Inc 5.543% 1/17/2031 (d)	36,000	35,931
Ally Financial Inc 5.737% 5/15/2029 (d)	254,000	256,488
American Express Co 5.085% 1/30/2031 (d)	168,000	170,550
Capital One Financial Corp 5.247% 7/26/2030 (d)	321,000	323,911
Capital One Financial Corp 5.468% 2/1/2029 (d)	404,000	411,178
Capital One Financial Corp 6.312% 6/8/2029 (d)	390,000	406,181
Capital One Financial Corp 7.624% 10/30/2031 (d)	170,000	189,590
Ford Motor Credit Co LLC 3.375% 11/13/2025	615,000	610,125
Ford Motor Credit Co LLC 4.95% 5/28/2027	400,000	394,093
Ford Motor Credit Co LLC 6.798% 11/7/2028	440,000	449,390
		3,247,437
Financial Services - 3.2%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	459,000	456,910
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	450,000	475,359
Corebridge Financial Inc 3.65% 4/5/2027	95,000	93,499
Corebridge Financial Inc 3.85% 4/5/2029	1,223,000	1,186,698
Corebridge Financial Inc 4.35% 4/5/2042	25,000	20,496
Corebridge Financial Inc 4.4% 4/5/2052	95,000	73,726
Equitable Holdings Inc 4.35% 4/20/2028	987,000	980,325
Equitable Holdings Inc 5% 4/20/2048	296,000	253,865
Essent Group Ltd 6.25% 7/1/2029	500,000	515,414
Jackson Financial Inc 3.125% 11/23/2031	420,000	364,701
Jackson Financial Inc 4% 11/23/2051	365,000	240,965
Jackson Financial Inc 5.17% 6/8/2027	84,000	84,649
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,000,000	964,156
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	435,000	373,918
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	170,000	172,051
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	159,000	161,057
Rexford Industrial Realty LP 2.15% 9/1/2031	289,000	243,328
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	160,000	161,710
Sixth Street Lending Partners 6.5% 3/11/2029	688,000	705,739
Voya Financial Inc 4.7% 1/23/2048 (d)	423,000	400,346
		7,928,912
Insurance - 4.7%
200 Park Funding Trust 5.74% 2/15/2055 (b)	600,000	578,604
AmFam Holdings Inc 2.805% 3/11/2031 (b)	1,030,000	864,408
Arthur J Gallagher & Co 5% 2/15/2032	72,000	72,170
Arthur J Gallagher & Co 5.15% 2/15/2035	500,000	492,094
Arthur J Gallagher & Co 5.55% 2/15/2055	362,000	335,601
Assurant Inc 2.65% 1/15/2032	420,000	351,402
Athene Holding Ltd 3.45% 5/15/2052	1,180,000	724,847
Athene Holding Ltd 5.875% 1/15/2034	687,000	695,749
Athene Holding Ltd 6.65% 2/1/2033	613,000	650,136
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	510,000	469,868
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	395,000	399,918
Liberty Mutual Group Inc 5.5% 6/15/2052 (b)	829,000	740,611
Marsh & McLennan Cos Inc 6.25% 11/1/2052	330,000	345,731
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	273,000	174,641
Pacific LifeCorp 5.125% 1/30/2043 (b)	309,000	279,705
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)	1,500,000	1,509,478
Pine Street Trust III 6.223% 5/15/2054 (b)	800,000	771,385
Reinsurance Group of America Inc 3.9% 5/15/2029	450,000	438,461
Reinsurance Group of America Inc 5.75% 9/15/2034	600,000	607,919
Selective Insurance Group Inc 5.9% 4/15/2035	386,000	386,620
Unum Group 4.125% 6/15/2051	1,190,000	863,688
		11,753,036
TOTAL FINANCIALS		64,670,583

Health Care - 4.7%
Biotechnology - 0.9%
AbbVie Inc 4.55% 3/15/2035	231,000	220,538
Amgen Inc 5.25% 3/2/2033	88,000	88,808
Amgen Inc 5.65% 3/2/2053	341,000	324,606
Amgen Inc 5.75% 3/2/2063	75,000	70,905
Gilead Sciences Inc 5.5% 11/15/2054	600,000	573,612
Gilead Sciences Inc 5.6% 11/15/2064	900,000	855,737
		2,134,206
Health Care Providers & Services - 3.1%
Centene Corp 2.625% 8/1/2031	1,020,000	863,957
Centene Corp 3% 10/15/2030	294,000	258,625
Centene Corp 4.25% 12/15/2027	160,000	156,268
Centene Corp 4.625% 12/15/2029	990,000	953,371
Cigna Group/The 3.4% 3/15/2050	397,000	259,137
Cigna Group/The 4.8% 8/15/2038	1,276,000	1,166,897
Cigna Group/The 4.9% 12/15/2048	400,000	338,969
CVS Health Corp 4.78% 3/25/2038	926,000	822,963
CVS Health Corp 4.875% 7/20/2035	134,000	125,152
CVS Health Corp 5% 1/30/2029	65,000	65,439
CVS Health Corp 5.25% 1/30/2031	26,000	26,217
CVS Health Corp 5.3% 6/1/2033	330,000	325,754
CVS Health Corp 5.875% 6/1/2053	690,000	634,564
CVS Health Corp 6% 6/1/2063	140,000	128,427
CVS Health Corp 6.05% 6/1/2054	210,000	198,048
HCA Inc 3.375% 3/15/2029	30,000	28,533
Icon Investments Six DAC 5.849% 5/8/2029	340,000	348,421
Icon Investments Six DAC 6% 5/8/2034	397,000	397,410
Sabra Health Care LP 3.2% 12/1/2031	615,000	535,630
		7,633,782
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 5.2% 2/22/2034	400,000	403,060
Bristol-Myers Squibb Co 5.55% 2/22/2054	275,000	261,146
Bristol-Myers Squibb Co 5.65% 2/22/2064	850,000	803,691
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	372,000	382,249
		1,850,146
TOTAL HEALTH CARE		11,618,134

Industrials - 3.9%
Aerospace & Defense - 2.2%
Boeing Co 3.625% 2/1/2031	1,535,000	1,430,714
Boeing Co 5.04% 5/1/2027	558,000	561,352
Boeing Co 5.15% 5/1/2030	1,008,000	1,016,837
Boeing Co 5.805% 5/1/2050	200,000	187,286
Boeing Co 6.298% 5/1/2029	61,000	64,159
Boeing Co 6.388% 5/1/2031	726,000	774,624
Boeing Co 6.528% 5/1/2034	49,000	52,301
Boeing Co 6.858% 5/1/2054	244,000	260,228
Boeing Co 7.008% 5/1/2064	240,000	256,374
Hexcel Corp 5.875% 2/26/2035	150,000	149,740
RTX Corp 6.1% 3/15/2034	350,000	372,885
RTX Corp 6.4% 3/15/2054	350,000	373,366
		5,499,866
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	18,000	18,912
Carrier Global Corp 6.2% 3/15/2054	11,000	11,625
		30,537
Ground Transportation - 0.1%
CSX Corp 4.75% 11/15/2048	282,000	243,667
Machinery - 1.0%
AGCO Corp 5.8% 3/21/2034	469,000	470,324
Ingersoll Rand Inc 5.314% 6/15/2031	500,000	511,729
Ingersoll Rand Inc 5.45% 6/15/2034	950,000	959,309
Ingersoll Rand Inc 5.7% 8/14/2033	514,000	528,994
		2,470,356
Passenger Airlines - 0.2%
American Airlines 2016-3 Class A Pass Through Trust equipment trust certificate 3.75% 4/15/2027	82,595	81,855
American Airlines 2017-2 Class B equipment trust certificate 3.7% 4/15/2027	229,129	227,294
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	122,851	117,953
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	53,241	52,476
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	94,020	89,698
		569,276
Professional Services - 0.2%
Booz Allen Hamilton Inc 5.95% 8/4/2033	298,000	300,194
Paychex Inc 5.1% 4/15/2030	22,000	22,285
Paychex Inc 5.35% 4/15/2032	30,000	30,446
Paychex Inc 5.6% 4/15/2035	23,000	23,387
		376,312
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	488,000	469,778
TOTAL INDUSTRIALS		9,659,792

Information Technology - 5.2%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 3.45% 12/15/2051	306,000	202,490
Vontier Corp 2.95% 4/1/2031	1,272,000	1,120,230
		1,322,720
IT Services - 0.8%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	544,000	526,799
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	217,000	216,706
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,150,000	1,132,835
		1,876,340
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom Inc 2.45% 2/15/2031 (b)	175,000	154,723
Broadcom Inc 2.6% 2/15/2033 (b)	1,302,000	1,099,123
Broadcom Inc 3.5% 2/15/2041 (b)	363,000	281,371
Broadcom Inc 5.15% 11/15/2031	1,550,000	1,577,951
Marvell Technology Inc 2.95% 4/15/2031	1,300,000	1,162,411
Marvell Technology Inc 5.75% 2/15/2029	260,000	268,901
Marvell Technology Inc 5.95% 9/15/2033	205,000	211,712
Micron Technology Inc 2.703% 4/15/2032	605,000	515,715
Micron Technology Inc 5.3% 1/15/2031	556,000	559,442
Micron Technology Inc 5.65% 11/1/2032	500,000	508,089
Micron Technology Inc 5.8% 1/15/2035	600,000	604,692
Micron Technology Inc 6.05% 11/1/2035	500,000	509,857
		7,453,987
Software - 0.9%
AppLovin Corp 5.125% 12/1/2029	250,000	251,660
AppLovin Corp 5.375% 12/1/2031	700,000	706,484
Oracle Corp 2.875% 3/25/2031	140,000	126,214
Oracle Corp 3.95% 3/25/2051	300,000	214,536
Oracle Corp 4.3% 7/8/2034	227,000	211,124
Roper Technologies Inc 2.95% 9/15/2029	389,000	363,899
Roper Technologies Inc 4.75% 2/15/2032	300,000	296,802
		2,170,719
TOTAL INFORMATION TECHNOLOGY		12,823,766

Materials - 1.1%
Chemicals - 1.1%
Celanese US Holdings LLC 6.415% 7/15/2027 (d)	1,115,000	1,143,210
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	609,000	635,738
Dow Chemical Co/The 5.15% 2/15/2034	750,000	734,030
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	132,000	123,180
		2,636,158
Real Estate - 5.1%
Diversified REITs - 1.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	794,000	774,512
Piedmont Operating Partnership LP 2.75% 4/1/2032	53,000	42,603
Piedmont Operating Partnership LP 6.875% 7/15/2029	100,000	103,514
Store Capital LLC 2.7% 12/1/2031	330,000	276,099
Store Capital LLC 2.75% 11/18/2030	67,000	58,310
VICI Properties LP 4.75% 2/15/2028	348,000	348,095
VICI Properties LP 4.95% 2/15/2030	990,000	982,222
VICI Properties LP 5.125% 11/15/2031	200,000	197,219
VICI Properties LP 5.125% 5/15/2032	157,000	153,842
Vornado Realty LP 2.15% 6/1/2026	73,000	70,586
Vornado Realty LP 3.4% 6/1/2031	165,000	141,814
		3,148,816
Health Care REITs - 0.6%
Omega Healthcare Investors Inc 3.25% 4/15/2033	394,000	333,087
Ventas Realty LP 3% 1/15/2030	1,247,000	1,155,360
		1,488,447
Office REITs - 0.6%
COPT Defense Properties LP 2% 1/15/2029	278,000	249,055
COPT Defense Properties LP 2.75% 4/15/2031	550,000	477,367
COPT Defense Properties LP 2.9% 12/1/2033	74,000	59,688
Hudson Pacific Properties LP 3.95% 11/1/2027	317,000	277,351
Hudson Pacific Properties LP 5.95% 2/15/2028	355,000	305,213
		1,368,674
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 8.3% 3/15/2028	103,000	107,985
Brandywine Operating Partnership LP 8.875% 4/12/2029	141,000	150,148
Tanger Properties LP 2.75% 9/1/2031	373,000	322,323
Tanger Properties LP 3.125% 9/1/2026	410,000	401,024
		981,480
Residential REITs - 1.1%
American Homes 4 Rent LP 5.5% 7/15/2034	217,000	216,108
Invitation Homes Operating Partnership LP 2% 8/15/2031	395,000	330,696
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	103,000	95,953
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	444,000	422,456
Sun Communities Operating LP 2.3% 11/1/2028	1,120,000	1,037,162
Sun Communities Operating LP 2.7% 7/15/2031	445,000	387,650
Sun Communities Operating LP 4.2% 4/15/2032	280,000	261,819
		2,751,844
Retail REITs - 1.1%
Agree LP 4.8% 10/1/2032	741,000	719,365
Agree LP 5.6% 6/15/2035	166,000	166,563
Agree LP 5.625% 6/15/2034	500,000	504,208
Brixmor Operating Partnership LP 4.05% 7/1/2030	509,000	487,653
Brixmor Operating Partnership LP 4.125% 5/15/2029	365,000	355,123
Kite Realty Group LP 5.5% 3/1/2034	33,000	32,828
Kite Realty Group Trust 4.75% 9/15/2030	257,000	253,160
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	100,000	95,215
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	35,000	35,263
Realty Income Corp 2.2% 6/15/2028	27,000	25,279
		2,674,657
Specialized REITs - 0.0%
Crown Castle Inc 2.25% 1/15/2031	233,000	200,590
TOTAL REAL ESTATE		12,614,508

Utilities - 8.9%
Electric Utilities - 6.5%
Alabama Power Co 5.1% 4/2/2035	215,000	213,464
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,301,000	2,274,200
Cleco Corporate Holdings LLC 4.973% 5/1/2046	716,000	592,959
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	224,000	215,841
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	600,000	596,637
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	600,000	564,228
Duke Energy Corp 4.5% 8/15/2032	1,860,000	1,788,227
Duke Energy Corp 5% 8/15/2052	550,000	464,451
Duke Energy Indiana LLC 4.9% 7/15/2043	88,000	78,001
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	86,000	75,133
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	447,000	381,180
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	250,000	241,581
Exelon Corp 3.35% 3/15/2032	2,158,000	1,959,331
Exelon Corp 4.05% 4/15/2030	240,000	233,875
Exelon Corp 4.1% 3/15/2052	213,000	158,417
FirstEnergy Corp 2.25% 9/1/2030	639,000	559,925
FirstEnergy Corp 2.65% 3/1/2030	500,000	453,986
FirstEnergy Transmission LLC 2.866% 9/15/2028 (b)	1,340,000	1,267,352
Georgia Power Co 5.25% 3/15/2034	550,000	552,950
IPALCO Enterprises Inc 5.75% 4/1/2034	235,000	231,890
ITC Holdings Corp 5.65% 5/9/2034 (b)	800,000	805,212
Ohio Edison Co 4.95% 12/15/2029 (b)	267,000	269,136
Pacific Gas and Electric Co 5.9% 10/1/2054	802,000	718,279
Pinnacle West Capital Corp 4.9% 5/15/2028	113,000	113,866
Pinnacle West Capital Corp 5.15% 5/15/2030	121,000	122,382
PPL Capital Funding Inc 5.25% 9/1/2034	476,000	471,227
Southern Co/The 4.85% 6/15/2028	600,000	607,536
Southern Co/The 5.7% 3/15/2034	126,000	129,692
Virginia Electric and Power Co 5.55% 8/15/2054	158,000	147,659
		16,288,617
Gas Utilities - 0.5%
Southern Co Gas Capital Corp 3.15% 9/30/2051	416,000	256,540
Southern Co Gas Capital Corp 4.4% 5/30/2047	204,000	160,967
Southern Co Gas Capital Corp 5.75% 9/15/2033	700,000	720,814
		1,138,321
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 2.45% 1/15/2031	1,460,000	1,248,429
AES Corp/The 3.95% 7/15/2030 (b)	232,000	216,514
		1,464,943
Multi-Utilities - 1.3%
NiSource Inc 3.6% 5/1/2030	1,180,000	1,122,851
NiSource Inc 3.95% 3/30/2048	426,000	318,747
NiSource Inc 4.8% 2/15/2044	268,000	231,593
Puget Energy Inc 4.1% 6/15/2030	534,000	508,516
Puget Energy Inc 4.224% 3/15/2032	210,000	193,504
Puget Energy Inc 5.725% 3/15/2035 (b)	640,000	633,673
Sempra 3.8% 2/1/2038	282,000	228,129
		3,237,013
TOTAL UTILITIES		22,128,894

TOTAL UNITED STATES		175,301,648
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $231,010,915)		222,621,176

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	255,000	251,901
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 4.375% (b)(d)(g)	265,000	235,811
UBS Group AG 4.875% (b)(d)(g)	570,000	557,419

TOTAL SWITZERLAND		793,230
TOTAL PREFERRED SECURITIES (Cost $1,103,494)		1,045,131

U.S. Treasury Obligations - 7.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.01	200,000	159,555
US Treasury Bonds 4.125% 8/15/2053	5.08	300,000	262,301
US Treasury Bonds 4.25% 2/15/2054	4.79	374,000	334,043
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.95	4,920,000	4,399,556
US Treasury Bonds 4.5% 11/15/2054	4.42 to 4.81	3,633,100	3,391,272
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.96	7,310,000	6,972,868
US Treasury Bonds 4.625% 5/15/2054	4.64	280,000	266,339
US Treasury Bonds 4.75% 5/15/2055	4.91	1,100,000	1,071,813
US Treasury Notes 3.875% 8/15/2034	3.66 to 4.56	1,350,000	1,300,308
US Treasury Notes 4.5% 11/15/2033	3.79 to 3.90	140,000	142,089
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,084,865)			18,300,144

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $5,009,103)	4.32	5,008,162	5,009,163

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $258,182,571)	248,899,646
NET OTHER ASSETS (LIABILITIES) - 0.0%	(97,672)
NET ASSETS - 100.0%	248,801,974

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,079,975 or 19.3% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,386,657	43,803,036	43,180,530	100,094	-	-	5,009,163	5,008,162	0.0%
Total	4,386,657	43,803,036	43,180,530	100,094	-	-	5,009,163

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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